Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 2,651	$ 1,486
Derivative financial instruments:
Gain (Loss) arising during the period	123	(84)
Reclassification adjustments for (gain) loss included in the condensed consolidated statements of operations and financial position (basis adjustment)	(94)	(158)
Other comprehensive income, before tax, change in value of derivative financial instruments	29	(242)
Exchange differences arising on translation of foreign operations:
Gain (Loss) arising during the period	2,992	(1,761)
Other comprehensive income, before tax, exchange differences on translation	2,992	(1,761)
Share of other comprehensive income related to associates and joint ventures:
Gain (Loss) arising during the period	463	(193)
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(91)	(22)
Gain (Loss) arising during the period	372	(215)
Income tax (income) expense related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(47)	258
Investments in equity instruments at FVOCI:
Gain arising during the period	6	10
Share of other comprehensive gain related to associates and joint ventures	11	14
Other comprehensive income that will not be reclassified to profit or loss, before tax	17	24
Employee benefits - Recognized actuarial gain	0	0
Share of other comprehensive income related to associates and joint ventures	(2)	(7)
Income tax expense related to components of other comprehensive income that cannot be recycled to the Consolidated Statements of Operations	(18)	0
Other comprehensive income net of tax, gains losses on remeasurements of defined benefit plans	(20)	(7)
Other comprehensive (loss) income	3,343	(1,943)
Equity holders of the parent	3,236	(1,891)
Non-controlling interests	107	(52)
Total comprehensive income (loss)	5,994	(457)
Total comprehensive income attributable to:
Equity holders of the parent	5,834	(449)
Non-controlling interests	$ 160	$ (8)